Janus Henderson Enterprise Fund
Schedule of Investments (unaudited)
June 30, 2024

	Shares or Principal Amounts	Value
Common Stocks – 95.9%
Aerospace & Defense – 1.5%
L3Harris Technologies Inc	1,370,643	$307,819,005
Airlines – 0.9%
Ryanair Holdings PLC (ADR)	1,515,818	176,501,848
Biotechnology – 2.6%
Argenx SE (ADR)*	348,377	149,816,045
Ascendis Pharma A/S (ADR)*	976,876	133,226,349
Sarepta Therapeutics Inc*	903,295	142,720,610
Vaxcyte Inc*	1,380,608	104,249,710
		530,012,714
Capital Markets – 2.9%
Cboe Global Markets Inc	638,291	108,547,767
Charles Schwab Corp	2,437,966	179,653,715
LPL Financial Holdings Inc	1,107,602	309,353,239
		597,554,721
Chemicals – 1.3%
Corteva Inc	4,880,839	263,272,456
Commercial Services & Supplies – 5.2%
Cimpress PLC*,£	2,136,289	187,160,279
Clean Harbors Inc*	920,446	208,158,863
RB Global Inc	2,544,231	194,277,479
Rentokil Initial PLC	12,364,952	72,086,307
Rentokil Initial PLC (ADR)#	6,389,737	189,455,702
Veralto Corp	2,191,536	209,225,942
		1,060,364,572
Construction & Engineering – 0.8%
APi Group Corp*	4,521,554	170,146,077
Diversified Financial Services – 3.6%
Fidelity National Information Services Inc	2,246,616	169,304,982
Global Payments Inc	1,220,699	118,041,593
WEX Inc*,£	2,499,077	442,686,500
		730,033,075
Electric Utilities – 1.8%
Alliant Energy Corp	7,227,173	367,863,106
Electrical Equipment – 1.3%
Sensata Technologies Holding PLC	6,977,054	260,872,049
Electronic Equipment, Instruments & Components – 5.0%
Flex Ltd*	16,255,696	479,380,475
TE Connectivity Ltd	933,992	140,500,417
Teledyne Technologies Inc*	1,044,302	405,168,290
		1,025,049,182
Entertainment – 2.1%
Liberty Media Corp-Liberty Formula One - Series A*	669,145	42,979,183
Liberty Media Corp-Liberty Formula One - Series C*	5,403,914	388,217,182
		431,196,365
Food & Staples Retailing – 0.7%
Dollar Tree Inc*	1,284,659	137,163,041
Health Care Equipment & Supplies – 9.2%
Boston Scientific Corp*	9,527,810	733,736,648
Cooper Cos Inc/The	2,019,219	176,277,818
Dentsply Sirona Inc	4,793,558	119,407,530
ICU Medical Inc*,£	1,230,753	146,151,919
STERIS PLC	739,181	162,279,797
Teleflex Inc£	2,597,491	546,330,282
		1,884,183,994
Hotels, Restaurants & Leisure – 2.4%
Aramark	8,530,416	290,204,753
DoorDash Inc - Class A*	1,143,194	124,356,643
Entain PLC	11,220,699	88,822,242
		503,383,638
Information Technology Services – 5.8%
Amdocs Ltd	4,999,330	394,547,124
GoDaddy Inc*	5,720,152	799,162,436
		1,193,709,560

	Shares or Principal Amounts	Value
Common Stocks – (continued)
Insurance – 5.6%
Intact Financial Corp	3,417,236	$569,605,951
Ryan Specialty Group Holdings Inc - Class A	2,376,755	137,637,882
WR Berkley Corp	5,730,337	450,289,881
		1,157,533,714
Interactive Media & Services – 0.3%
Ziff Davis Inc*	1,202,966	66,223,278
Life Sciences Tools & Services – 4.7%
Avantor Inc*	10,432,756	221,174,427
Illumina Inc*	758,489	79,171,082
PerkinElmer Inc	4,427,076	464,223,189
Waters Corp*	666,463	193,354,246
		957,922,944
Machinery – 4.5%
Fortive Corp	4,128,867	305,949,044
Ingersoll Rand Inc	3,001,233	272,632,006
Wabtec Corp	2,128,398	336,393,304
		914,974,354
Multi-Utilities – 2.3%
Ameren Corp	3,512,382	249,765,484
DTE Energy Co	2,031,584	225,526,140
		475,291,624
Oil, Gas & Consumable Fuels – 1.3%
ONEOK Inc	3,363,085	274,259,582
Pharmaceuticals – 0.4%
Catalent Inc*	1,324,363	74,468,931
Professional Services – 6.3%
Broadridge Financial Solutions Inc	1,784,760	351,597,720
Ceridian HCM Holding Inc*,#	3,716,041	184,315,633
SS&C Technologies Holdings Inc	8,836,829	553,804,073
TransUnion	2,085,935	154,692,940
UL Solutions Inc - Class A	1,018,815	42,983,805
		1,287,394,171
Road & Rail – 3.3%
JB Hunt Transport Services Inc	2,579,663	412,746,080
TFI International Inc#	1,889,400	274,265,304
		687,011,384
Semiconductor & Semiconductor Equipment – 7.3%
KLA Corp	301,996	248,998,722
Lam Research Corp	128,317	136,638,357
Microchip Technology Inc	2,330,391	213,230,777
NXP Semiconductors NV	1,800,147	484,401,556
ON Semiconductor Corp*	5,980,393	409,955,940
		1,493,225,352
Software – 6.2%
AppLovin Corp - Class A*	1,273,066	105,944,553
Constellation Software Inc/Canada	319,588	920,957,340
Dynatrace Inc*	2,282,672	102,126,745
Nice Ltd (ADR)*	367,444	63,189,345
Topicus.com Inc	849,991	72,701,913
		1,264,919,896
Specialized Real Estate Investment Trusts (REITs) – 1.3%
Lamar Advertising Co	2,295,651	274,399,164
Specialty Retail – 2.5%
Burlington Stores Inc*	704,259	169,022,160
CarMax Inc*	3,484,996	255,589,606
Wayfair Inc - Class A*	1,746,549	92,095,529
		516,707,295
Textiles, Apparel & Luxury Goods – 0.9%
Gildan Activewear Inc#	4,810,874	182,428,342
Trading Companies & Distributors – 1.9%
Ferguson PLC	2,034,951	394,068,261
Total Common Stocks (cost $12,737,122,779)		19,659,953,695
Investment Companies – 4.3%
Money Markets – 4.3%
Janus Henderson Cash Liquidity Fund LLC, 5.3419%ºº,£ (cost $876,884,220)	876,735,479	876,910,827
Investments Purchased with Cash Collateral from Securities Lending – 0.2%
Investment Companies – 0.2%
Janus Henderson Cash Collateral Fund LLC, 5.2795%ºº,£	34,175,872	34,175,872

	Shares or Principal Amounts	Value
Investments Purchased with Cash Collateral from Securities Lending – (continued)
Time Deposits – 0%
Royal Bank of Canada, 5.3100%, 7/1/24	$8,543,968	$8,543,968
Total Investments Purchased with Cash Collateral from Securities Lending (cost $42,719,840)		42,719,840
Total Investments (total cost $13,656,726,839) – 100.4%		20,579,584,362
Liabilities, net of Cash, Receivables and Other Assets – (0.4)%		(87,242,999)
Net Assets – 100%		$20,492,341,363

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$17,492,250,195	85.0%
Canada	2,214,236,329	10.8
United Kingdom	350,364,251	1.7
Ireland	176,501,848	0.9
Belgium	149,816,045	0.7
Denmark	133,226,349	0.6
Israel	63,189,345	0.3
Total	$20,579,584,362	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 9/30/23	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 6/30/24	Ending Shares	Dividend Income
Common Stocks - 6.5%
Commercial Services & Supplies - 0.9%
Cimpress PLC*
	$149,561,593	$-	$-	$-	$37,598,686	$187,160,279	2,136,289	$-
Diversified Financial Services - 2.2%
WEX Inc*
	463,758,654	6,128,096	-	-	(27,200,250)	442,686,500	2,499,077	-
Health Care Equipment & Supplies - 3.4%
ICU Medical Inc*
	146,471,915	-	-	-	(319,996)	146,151,919	1,230,753	-
Teleflex Inc
	381,213,151	145,636,364	-	-	19,480,767	546,330,282	2,597,491	2,335,293
Total Health Care Equipment & Supplies - 3.4%
	$527,685,066	$145,636,364	$-	$-	$19,160,771	$692,482,201	3,828,244	$2,335,293
Total Common Stocks - 6.5%
	$1,141,005,313	$151,764,460	$-	$-	$29,559,207	$1,322,328,980	8,463,610	$2,335,293
Investment Companies - 4.3%
Money Markets - 4.3%
Janus Henderson Cash Liquidity Fund LLC, 5.3419%ºº
	943,056,565	1,408,993,801	(1,475,045,262)	-	(94,277)	876,910,827	876,735,479	34,192,439
Investments Purchased with Cash Collateral from Securities Lending - 0.2%
Investment Companies - 0.2%
Janus Henderson Cash Collateral Fund LLC, 5.2795%ºº
	8,793,960	694,279,451	(668,897,539)	-	-	34,175,872	34,175,872	86,372 ∆
Total Affiliated Investments - 11.0%
	$2,092,855,838	$2,255,037,712	$(2,143,942,801)	$-	$29,464,930	$2,233,415,679	919,374,961	$36,614,104

Schedule of Forward Foreign Currency Exchange Contracts
Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
Bank of America, National Association:
Canadian Dollar	7/18/24	(18,004,000)	$13,162,073	$(5,194)
Euro	7/18/24	10,585,000	(11,482,406)	(138,255)
Euro	7/18/24	9,450,000	(10,115,623)	12,126
Euro	7/18/24	(11,587,000)	12,484,831	66,818
				(64,505)
Barclays Capital, Inc.:
Canadian Dollar	7/18/24	(137,142,000)	100,296,541	(2,582)
Euro	7/18/24	21,791,000	(23,282,829)	71,011
Euro	7/18/24	10,874,000	(11,750,765)	(96,888)
Euro	7/18/24	(61,379,000)	66,145,135	364,065
Euro	7/18/24	(31,302,000)	33,497,726	(49,237)
				286,369
BNP Paribas:
Canadian Dollar	7/18/24	(16,638,000)	12,166,133	(2,107)
Euro	7/18/24	4,800,000	(5,172,446)	(28,193)
				(30,300)
Citibank, National Association:
Canadian Dollar	7/18/24	(109,502,000)	80,063,699	(20,845)
Euro	7/18/24	(37,704,000)	40,640,501	232,390
				211,545
Goldman Sachs & Co. LLC:
Canadian Dollar	7/18/24	(8,409,000)	6,149,883	(58)
Euro	7/18/24	11,028,000	(11,999,743)	(180,821)
Euro	7/18/24	(62,277,000)	67,124,828	381,355
				200,476
HSBC Securities (USA), Inc.:
Canadian Dollar	7/18/24	19,302,000	(14,188,465)	(71,902)
Canadian Dollar	7/18/24	17,141,000	(12,491,938)	44,173
Canadian Dollar	7/18/24	(130,775,000)	95,674,677	32,073
Euro	7/18/24	10,131,000	(10,857,123)	467
Euro	7/18/24	(64,160,000)	69,166,469	404,948
				409,759
JPMorgan Chase Bank, National Association:
Canadian Dollar	7/18/24	(178,420,000)	130,463,850	(24,035)
Euro	7/18/24	(107,039,000)	115,316,272	600,493
				576,458
Morgan Stanley & Co. International PLC:
Canadian Dollar	7/18/24	2,699,000	(1,973,506)	414
Euro	7/18/24	5,440,000	(5,863,776)	(33,622)
				(33,208)
State Street Bank and Trust Company:
Canadian Dollar	7/18/24	(11,735,500)	8,602,049	19,263
Canadian Dollar	7/18/24	(173,008,000)	126,433,067	(96,740)
Euro	7/18/24	(119,159,000)	128,392,631	687,611
				610,134
Total				$2,166,728

Schedule of Total Return Swaps
Counterparty/ Return Paid by the Fund	Return Received by the Fund	Payment Frequency	Termination Date	Notional Amount		Swap Contracts, at Value and Unrealized Appreciation/ (Depreciation)
UBS AG, London Branch:
Euro short-term rate + 0.55%	Ryanair Holdings PLC	At Maturity	1/8/25	25,958,221	EUR	$(3,747,871)
Euro short-term rate + 0.55%	Ryanair Holdings PLC	At Maturity	2/26/25	25,554,387	EUR	(3,401,512)
Euro short-term rate + 0.55%	Ryanair Holdings PLC	At Maturity	3/12/25	18,043,575	EUR	(3,701,374)
Total						$(10,850,757)

Average Ending Monthly Value of Derivative Instruments During the Period Ended June 30, 2024
Forward foreign currency exchange contracts:
Average amounts purchased - in USD	$76,365,109
Average amounts sold - in USD	1,032,693,221
Total return swaps:
Average notional amount	42,525,174

Notes to Schedule of Investments (unaudited)
ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.
ºº	Rate shown is the 7-day yield as of June 30, 2024.
#	Loaned security; a portion of the security is on loan at June 30, 2024.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2024.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks
Commercial Services & Supplies	$988,278,265	$72,086,307	$-
Hotels, Restaurants & Leisure	414,561,396	88,822,242	-
All Other	18,096,205,485	-	-
Investment Companies	-	876,910,827	-
Investments Purchased with Cash Collateral from Securities Lending	-	42,719,840	-
Total Investments in Securities	$19,499,045,146	$1,080,539,216	$-
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	2,917,207	-
Total Assets	$19,499,045,146	$1,083,456,423	$-
Liabilities
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	$-	$750,479	$-
OTC Swaps	-	10,850,757	-
Total Liabilities	$-	$11,601,236	$-

(a)
Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options and written swaptions are reported at their market value at measurement date.

Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2024 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual financial statements.
125-35-70219 08-24